UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2040 Fund

Investor Class (TRRDX)

This semi-annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Investor Class	$31	0.60%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$25,648,592
Number of Portfolio Holdings	29

Portfolio Turnover Rate	5.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	66.5%
International Equity Funds	23.5
Domestic Bond Funds	6.7
International Bond Funds	2.7
U.S. Treasury Debt	0.1
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.8%
T. Rowe Price Growth Stock Fund	13.8
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Value Equity Fund	6.5
T. Rowe Price International Stock Fund	5.9
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price New Income Fund	4.0
T. Rowe Price Mid-Cap Growth Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F143-053 1/25

Retirement 2040 Fund

Investor Class (TRRDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2040 Fund

Advisor Class (PARDX)

This semi-annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Advisor Class	$44	0.85%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$25,648,592
Number of Portfolio Holdings	29

Portfolio Turnover Rate	5.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	66.5%
International Equity Funds	23.5
Domestic Bond Funds	6.7
International Bond Funds	2.7
U.S. Treasury Debt	0.1
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.8%
T. Rowe Price Growth Stock Fund	13.8
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Value Equity Fund	6.5
T. Rowe Price International Stock Fund	5.9
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price New Income Fund	4.0
T. Rowe Price Mid-Cap Growth Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F253-053 1/25

Retirement 2040 Fund

Advisor Class (PARDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2040 Fund

R Class (RRTDX)

This semi-annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - R Class	$57	1.10%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$25,648,592
Number of Portfolio Holdings	29

Portfolio Turnover Rate	5.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	66.5%
International Equity Funds	23.5
Domestic Bond Funds	6.7
International Bond Funds	2.7
U.S. Treasury Debt	0.1
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.8%
T. Rowe Price Growth Stock Fund	13.8
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Value Equity Fund	6.5
T. Rowe Price International Stock Fund	5.9
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price New Income Fund	4.0
T. Rowe Price Mid-Cap Growth Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F453-053 1/25

Retirement 2040 Fund

R Class (RRTDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Retirement 2040 Fund

I Class (TRHDX)

This semi-annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - I Class	$23	0.43%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$25,648,592
Number of Portfolio Holdings	29

Portfolio Turnover Rate	5.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	66.5%
International Equity Funds	23.5
Domestic Bond Funds	6.7
International Bond Funds	2.7
U.S. Treasury Debt	0.1
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	14.8%
T. Rowe Price Growth Stock Fund	13.8
T. Rowe Price U.S. Large-Cap Core Fund	9.8
T. Rowe Price Equity Index 500 Fund	9.6
T. Rowe Price Overseas Stock Fund	6.7
T. Rowe Price International Value Equity Fund	6.5
T. Rowe Price International Stock Fund	5.9
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price New Income Fund	4.0
T. Rowe Price Mid-Cap Growth Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1569-053 1/25

Retirement 2040 Fund

I Class (TRHDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRRDX Retirement 2040 Fund
PARDX Retirement 2040 Fund–
.
Advisor Class
RRTDX Retirement 2040 Fund–
.
R Class
TRHDX Retirement 2040 Fund–
.
I Class

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 29.84 $ 25.96 $ 28.24 $ 33.78 $ 25.28 $ 25.25
Investment activities
Net investment
income
(1)(2)
—
(3)
0.39 0.35 0.26 0.18 0.39
Net realized and
unrealized gain/loss 2.61 5.03 (0.46) (3.21) 9.83 1.29
Total from
investment activities 2.61 5.42 (0.11) (2.95) 10.01 1.68
Distributions
Net investment
income — (0.41) (0.37) (0.24) (0.25) (0.45)
Net realized gain — (1.13) (1.80) (2.35) (1.26) (1.20)
Total distributions — (1.54) (2.17) (2.59) (1.51) (1.65)
NET ASSET VALUE
End of period $ 32.45 $ 29.84 $ 25.96 $ 28.24 $ 33.78 $ 25.28

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)(5)
8.75% 21.43% 0.07% (9.65)% 40.35% 6.24%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(5)
0.60%
(6)
0.60% 0.60% 0.61% 0.69% 0.09%
Net expenses after
payments by Price
Associates
(5)
0.60%
(6)
0.60% 0.60% 0.61% 0.69% 0.09%
Weighted average
net expenses of
underlying Price
Funds
(7)
0.00%
(6)
0.00% 0.00% 0.00% 0.00% 0.61%
Effective net
expenses 0.60%
(6)
0.60% 0.60% 0.61% 0.69% 0.70%
Net investment
income
(5)
0.02%
(6)
1.41% 1.33% 0.79% 0.60% 1.51%
Portfolio turnover
rate
(5)
5.1% 26.7% 23.9% 28.5% 21.5% 15.7%
Net assets, end of
period (in millions) $9,254 $9,026 $9,432 $10,408 $12,999 $10,777
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 29.43 $ 25.63 $ 27.89 $ 33.40 $ 25.02 $ 25.01
Investment activities
Net investment
income (loss)
(1)(2)
(0.03) 0.31 0.28 0.18 0.10 0.33
Net realized and
unrealized gain/loss 2.56 4.98 (0.45) (3.18) 9.74 1.26
Total from
investment activities 2.53 5.29 (0.17) (3.00) 9.84 1.59
Distributions
Net investment
income — (0.36) (0.29) (0.16) (0.20) (0.38)
Net realized gain — (1.13) (1.80) (2.35) (1.26) (1.20)
Total distributions — (1.49) (2.09) (2.51) (1.46) (1.58)
NET ASSET VALUE
End of period $ 31.96 $ 29.43 $ 25.63 $ 27.89 $ 33.40 $ 25.02

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
8.60% 21.14% (0.18)% (9.91)% 40.06% 5.95%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
0.85%
(5)
0.85% 0.85% 0.86% 0.94% 0.34%
Net expenses after
payments by Price
Associates
(4)
0.85%
(5)
0.85% 0.85% 0.86% 0.94% 0.34%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.61%
Effective net
expenses 0.85%
(5)
0.85% 0.85% 0.86% 0.94% 0.95%
Net investment
income (loss)
(4)
(0.23)%
(5)
1.13% 1.07% 0.56% 0.33% 1.26%
Portfolio turnover
rate
(4)
5.1% 26.7% 23.9% 28.5% 21.5% 15.7%
Net assets, end of
period (in millions) $1,461 $1,396 $1,235 $1,456 $1,943 $1,623
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 29.06 $ 25.32 $ 27.59 $ 33.08 $ 24.83 $ 24.82
Investment activities
Net investment
income (loss)
(1)(2)
(0.07) 0.24 0.22 0.10 0.03 0.26
Net realized and
unrealized gain/loss 2.53 4.92 (0.45) (3.15) 9.64 1.26
Total from
investment activities 2.46 5.16 (0.23) (3.05) 9.67 1.52
Distributions
Net investment
income — (0.29) (0.24) (0.09) (0.16) (0.31)
Net realized gain — (1.13) (1.80) (2.35) (1.26) (1.20)
Total distributions — (1.42) (2.04) (2.44) (1.42) (1.51)
NET ASSET VALUE
End of period $ 31.52 $ 29.06 $ 25.32 $ 27.59 $ 33.08 $ 24.83

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
8.47% 20.87% (0.43)% (10.13)% 39.65% 5.73%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(4)
1.10%
(5)
1.10% 1.10% 1.11% 1.19% 0.59%
Net expenses after
payments by Price
Associates
(4)
1.10%
(5)
1.10% 1.10% 1.11% 1.19% 0.59%
Weighted average
net expenses of
underlying Price
Funds
(6)
0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.61%
Effective net
expenses 1.10%
(5)
1.10% 1.10% 1.11% 1.19% 1.20%
Net investment
income (loss)
(4)
(0.48)%
(5)
0.89% 0.84% 0.31% 0.09% 1.00%
Portfolio turnover
rate
(4)
5.1% 26.7% 23.9% 28.5% 21.5% 15.7%
Net assets, end of
period (in millions) $1,361 $1,304 $1,171 $1,250 $1,536 $1,221
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying
Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Annualized
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
11/30/24
11/13/23
(1)
Through
5/31/24
NET ASSET VALUE
Beginning of period $ 29.88 $ 26.76
Investment activities
Net investment income
(2)(3)
0.03 0.03
Net realized and unrealized gain/loss 2.61 4.64
Total from investment activities 2.64 4.67
Distributions
Net investment income — (0.42)
Net realized gain — (1.13)
Total distributions — (1.55)
NET ASSET VALUE
End of period $ 32.52 $ 29.88
Ratios/Supplemental Data
Total return
(3)(4)(5)
8.84% 17.99%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.43%
(6)
0.43%
(6)
Net expenses after payments by Price Associates
(5)
0.43%
(6)
0.43%
(6)
Net investment income
(5)
0.19%
(6)
0.19%
(6)
Portfolio turnover rate
(5)
5.1% 26.7%
Net assets, end of period (in millions) $13,573 $12,578
0% 0%

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement 2040 Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 9.4%
T. Rowe Price Funds:
New Income Fund  866,660 189,314 40,167 129,215,353 1,036,307
U.S. Treasury Long-Term Index
Fund  402,540 77,059 20,841 63,304,360 476,682
International Bond Fund (USD
Hedged)  298,561 70,453 12,975 42,514,337 364,773
Dynamic Global Bond Fund  193,825 27,651 9,196 27,354,393 211,723
High Yield Fund  124,503 15,264 5,914 22,958,477 137,062
Emerging Markets Bond Fund  121,106 17,671 5,364 14,642,334 136,467
Floating Rate Fund  43,272 2,152 4,309 4,417,064 41,211
Limited Duration Inflation Focused
Bond Fund  54,428 5,499 57,435 393,538 1,818
Total Bond Mutual Funds (Cost $2,637,418) 2,406,043
EQUITY MUTUAL FUNDS 90.0%
T. Rowe Price Funds:
Value Fund  3,512,455 42,966 103,892 72,737,507 3,794,716
Growth Stock Fund  3,323,183 31,269 212,547 30,932,249 3,538,340
U.S. Large-Cap Core Fund  2,358,302 12,806 92,635 54,448,645 2,500,282
Equity Index 500 Fund  2,322,069 25,973 144,159 15,522,498 2,467,612
Overseas Stock Fund  1,769,332 12,803 58,042 128,420,226 1,705,421
International Value Equity Fund  1,706,223 11,848 55,880 93,002,198 1,654,509
International Stock Fund  1,503,233 28,319 54,891 73,977,035 1,516,529
Real Assets Fund  1,416,372 58,200 50,859 96,473,540 1,504,023
Mid-Cap Growth Fund  828,082 14,704 26,273 7,731,874 905,866
Mid-Cap Value Fund  789,008 4,694 25,753 22,241,873 869,212
Emerging Markets Discovery Stock
Fund  624,482 4,407 23,007 43,530,288 625,530
Small-Cap Stock Fund  494,532 3,937 19,961 7,994,175 563,429
Small-Cap Value Fund  464,756 3,272 15,742 8,474,855 534,594
Emerging Markets Stock Fund  482,039 24,616 16,163 14,533,973 502,003
New Horizons Fund (2) 332,734 3,918 14,647 5,824,354 381,728
Total Equity Mutual Funds (Cost $14,928,811) 23,063,794
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,921 159,000 158,910 29,992 3,015
Total Other Mutual Funds (Cost $3,000) 3,015
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.68% (3) 247,858 422,909 511,082 159,685,397 159,685

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.543%,
12/26/24 (4) 29,000,000 28,913
Total Short-Term Investments (Cost $188,595) 188,598
Total Investments in Securities
100.1% of Net Assets (Cost $17,757,824) $ 25,661,450
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 34 MSCI EAFE Index contracts 12/24 3,964 $ 74
Short, 375 Russell 2000 E-Mini Index contracts 12/24 (45,836) (4,777)
Short, 320 S&P 500 E-Mini Index contracts 12/24 (96,824) (4,454)
Net payments (receipts) of variation margin to date 8,432
Variation margin receivable (payable) on open futures contracts $ (725)

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (380) $ (557) $ 5,536
Emerging Markets Bond Fund  122 3,054 4,229
Emerging Markets Discovery Stock Fund  2,098 19,648 —
Emerging Markets Stock Fund  433 11,511 —
Equity Index 500 Fund  57,076 263,729 15,938
Floating Rate Fund  28 96 1,839
Growth Stock Fund  97,148 396,435 —
High Yield Fund  3 3,209 4,750
International Bond Fund (USD Hedged)  93 8,734 6,173
International Stock Fund  5,001 39,868 —
International Value Equity Fund  11,541 (7,682) —
Limited Duration Inflation Focused Bond Fund  2,337 (674) 265
Mid-Cap Growth Fund  7,835 89,353 —
Mid-Cap Value Fund  6,349 101,263 —
New Horizons Fund  (78) 59,723 —
New Income Fund  (521) 20,500 23,547
Overseas Stock Fund  12,478 (18,672) —
Real Assets Fund  5,151 80,310 —
Small-Cap Stock Fund  5,500 84,921 —
Small-Cap Value Fund  3,006 82,308 —
Transition Fund  (522) 4 —
U.S. Large-Cap Core Fund  31,048 221,809 —
U.S. Treasury Long-Term Index Fund  (2,376) 17,924 8,845
Value Fund  39,535 343,187 —
U.S. Treasury Money Fund, 4.68% — — 5,713
Totals $ 282,905# $ 1,820,001 $ 76,835+

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $76,835 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $17,757,824) $ 25,661,450
Receivable for investment securities sold 15,403
Receivable for shares sold 12,219
Total assets 25,689,072
Liabilities
Payable for shares redeemed 27,571
Investment management and administrative fees payable 10,988
Variation margin payable on futures contracts 725
Other liabilities 1,196
Total liabilities 40,480
NET ASSETS $ 25,648,592
Net Assets Consist of:
Total distributable earnings (loss) $ 8,050,994
Paid-in capital applicable to 791,383,947 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 17,597,598
NET ASSETS $ 25,648,592
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,253,945; Shares outstanding:
285,152,281) $ 32.45
Advisor Class
(Net assets: $1,460,621; Shares outstanding: 45,695,713) $ 31.96
R Class
(Net assets: $1,361,476; Shares outstanding: 43,196,603) $ 31.52
I Class
(Net assets: $13,572,550; Shares outstanding:
417,339,350) $ 32.52

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 76,835
Interest 817
Total income 77,652
Expenses
Investment management and administrative expense 63,768
Rule 12b-1 fees
Advisor Class $ 1,790
R Class 3,341 5,131
Miscellaneous 1
Total expenses 68,900
Net investment income 8,752
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 282,905
Futures (8,654)
Net realized gain 274,251
Change in net unrealized gain / loss
Underlying Price Funds 1,820,001
Securities (7)
Futures (6,377)
Change in net unrealized gain / loss 1,813,617
Net realized and unrealized gain / loss 2,087,868
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,096,620

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 8,752 $ 165,555
Net realized gain 274,251 606,910
Change in net unrealized gain / loss 1,813,617 2,183,995
Increase in net assets from operations 2,096,620 2,956,460
Distributions to shareholders
Net earnings
Investor Class – (522,091)
Advisor Class – (70,220)
R Class – (63,990)
I Class – (626)
Decrease in net assets from distributions – (656,927)
Capital share transactions
*
Shares sold
Investor Class 489,439 1,184,479
Advisor Class 83,330 187,154
R Class 59,006 140,694
I Class 1,039,712 2,951,005
Shares issued in connection with fund acquisition
I Class – 9,795,220
Distributions reinvested
Investor Class – 515,914
Advisor Class – 69,493
R Class – 63,991
I Class – 616
Shares redeemed
Investor Class (1,020,518) (3,438,556)
Advisor Class (137,054) (280,635)
R Class (110,659) (242,552)
I Class (1,155,446) (779,577)
Increase (decrease) in net assets from capital
share transactions (752,190) 10,167,246

T. ROWE PRICE Retirement 2040 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 1,344,430 12,466,779
Beginning of period 24,304,162 11,837,383
End of period $ 25,648,592 $ 24,304,162
*Share information (000s)
Shares sold
Investor Class 15,778 42,507
Advisor Class 2,728 6,808
R Class 1,960 5,184
I Class 33,629 102,669
Shares issued in connection with fund acquisition
I Class – 345,267
Distributions reinvested
Investor Class – 18,815
Advisor Class – 2,567
R Class – 2,391
I Class – 22
Shares redeemed
Investor Class (33,071) (122,238)
Advisor Class (4,462) (10,144)
R Class (3,659) (8,906)
I Class (37,227) (27,021)
Increase (decrease) in shares outstanding (24,324) 357,921

T. ROWE PRICE Retirement 2040 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
2040 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying
Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has four classes of shares: the Retirement 2040 Fund
(Investor Class), Retirement 2040 Fund–Advisor Class (Advisor Class),
Retirement 2040 Fund–R Class (R Class) and Retirement 2040 Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price

T. ROWE PRICE Retirement 2040 Fund

Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually.
A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended November 30, 2024, the fund realized $208,324,000 of net gain on $470,169,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the

T. ROWE PRICE Retirement 2040 Fund

NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing NAV per share on the day of valuation.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker

T. ROWE PRICE Retirement 2040 Fund

dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy

T. ROWE PRICE Retirement 2040 Fund

based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,406,043 $ — $ — $ 2,406,043
Equity Mutual Funds 23,063,794 — — 23,063,794
Other Mutual Funds 3,015 — — 3,015
Short-Term Investments 159,685 28,913 — 188,598
Total Securities 25,632,537 28,913 — 25,661,450
Futures Contracts* 74 — — 74
Total $ 25,632,611 $ 28,913 $ — $ 25,661,524
Liabilities
Futures Contracts* $ 9,231 $ — $ — $ 9,231
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of November 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 74
*
Total $ 74
*
Liabilities
Equity derivatives Futures $ 9,231
Total $ 9,231
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2040 Fund

Additionally, the amount of gains and losses on futures recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-
traded futures. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $7,349,000 had been posted by the fund for exchange-traded derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (8,654)
Total $ (8,654)
Change in Unrealized
Gain (Loss)
Equity derivatives $ (6,377)
Total $ (6,377)

T. ROWE PRICE Retirement 2040 Fund

Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the six months ended November 30, 2024, aggregated $1,270,704,000 and $1,553,380,000, respectively.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Retirement 2040 Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $18,014,286,000. Net unrealized gain aggregated $7,638,007,000 at period-end, of which $8,160,547,000 related to appreciated investments and $522,540,000 related to depreciated investments.
NOTE 6 - ACQUISITION
On February 20, 2024, the fund acquired substantially all of the assets of the
T. Rowe Price Retirement I 2040 Fund (the acquired fund), pursuant to the
Agreement and Plan of Reorganization dated June 26, 2023. The acquired fund had the same investment objectives, investment strategies and policies, investment glide paths, and eligible underlying Price Funds as the fund. The acquired fund was available only to institutional investors and required an initial investment of $500,000; the same as the fund’s I Class investment minimum. In addition, management fee of the acquired fund and the fund’s I Class was the same. Accordingly, it no longer made sense to offer both funds. The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund’s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a tax-free exchange of 345,266,518 shares of the fund’s I Class with a value of $9,795,220,000 for all 601,970,951 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the NYSE on the immediately preceding business day, February 16, 2024. The net assets of the acquired fund at that date included $1,182,524,000 of unrealized appreciation. Assets of the acquired fund, including securities of $9,793,096,000, receivable and other assets of
$2,124,000, were combined with those of the fund, resulting in aggregate net assets of $23,213,371,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value;
however, the historical cost basis of investments of the acquired fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains or losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended May 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

T. ROWE PRICE Retirement 2040 Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class, Advisor Class, and R Class and 0.46% to 0.34% for the
I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage;
nonrecurring, extraordinary expenses; acquired fund fees and expenses; and
any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2024, the effective annual all-inclusive fee rate was
0.60% for the Investor Class, Advisor Class, and R Class and 0.43% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
($000s)
Net investment income $ 319,374
Net realized gain (loss) 754,175
Change in net unrealized gain/loss 3,307,291
Increase (decrease) in net assets from operations $ 4,380,840

T. ROWE PRICE Retirement 2040 Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
November 30, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Retirement 2040 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F143-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025